Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Unaudited condensed financial data by quarter
Unaudited condensed financial data by quarter for the years ended December 31, 2018 and 2017 is as follows (dollars, except per share data, in thousands):

	Quarter ended
	3/31/2018	6/30/2018	9/30/2018	12/31/2018
Interest Income	$7,774	$8,029	$8,507	$8,763
Interest Expense	1,169	1,286	1,430	1,565
Net Interest Income	6,605	6,743	7,077	7,198
Provision for Loan Losses	—	—	150	775
Net Interest Income After Provision for Loan Losses	6,605	6,743	6,927	6,423
Non-interest Income	2,044	1,744	2,070	1,811
Non-interest Expense	6,519	6,240	6,418	6,413
Income Before Income Tax	2,130	2,247	2,579	1,821
Provision for Income Taxes	400	427	471	271
Net Income	$1,730	$1,820	$2,108	$1,550
Basic Net Income Per Common Share	$0.59	$0.62	$0.71	$0.52
Diluted Net Income Per Common Share	$0.56	$0.59	$0.68	$0.50
Basic Weighted Average Shares Outstanding	2,953,180	2,953,412	2,953,424	2,953,763
Diluted Weighted Average Shares Outstanding	3,257,532	3,257,017	3,256,624	3,256,963

	Quarter ended
	3/31/2017	6/30/2017	9/30/2017	12/31/2017
Interest Income	$7,004	$7,412	$7,752	$7,620
Interest Expense	958	1,017	1,097	1,103
Net Interest Income	6,046	6,395	6,655	6,517
Provision For Loan Losses	—	—	100	200
Net Interest Income After Provision for Loan Losses	6,046	6,395	6,555	6,317
Non-interest Income	1,997	1,433	2,362	1,552
Non-interest Expense	5,829	5,867	6,569	6,038
Income Before Income Tax	2,214	1,961	2,348	1,831
Provision for Income Taxes	585	483	445	316
Write-down of Deferred Tax Asset	—	—	—	606
Net Income	$1,629	$1,478	$1,903	$909
Basic Net Income Per Common Share	$0.55	$0.50	$0.65	$0.31
Diluted Net Income Per Common Share	$0.52	$0.48	$0.61	$0.30
Basic Weighted Average Shares Outstanding	2,944,001	2,945,474	2,945,474	2,947,235
Diluted Weighted Average Shares Outstanding	3,248,201	3,253,559	3,252,436	3,251,598